OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 327	$ 57
Employees	58	136
Government authorities	108	20
Other accounts receivable	75	85
Other accounts receivable and prepaid expenses, total	$ 568	$ 298